Employee Benefit Plans - Projected Benefit Payments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	$ 1,054	[1]
2013	1,059	[1]
2014	1,062	[1]
2015	1,062	[1]
2016	1,060	[1]
2017 - 2021	5,283	[1]
Nonqualified and Other Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	251	[2]
2013	244	[2]
2014	238	[2]
2015	238	[2]
2016	238	[2]
2017 - 2021	1,128	[2]
Non-U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	67	[2]
2013	69	[2]
2014	71	[2]
2015	72	[2]
2016	74	[2]
2017 - 2021	392	[2]
Net Payments [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	159	[3]
2013	160	[3]
2014	161	[3]
2015	160	[3]
2016	157	[3]
2017 - 2021	702	[3]
Medicare Subsidy [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	18
2013	18
2014	18
2015	18
2016	18
2017 - 2021	$ 81

[1]	Benefit payments expected to be made from the plans’ assets.
[2]	Benefit payments expected to be made from a combination of the plans’ and the Corporation’s assets.
[3]	Benefit payments (net of retiree contributions) expected to be made from a combination of the plans’ and the Corporation’s assets.